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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chesley, Taft & Associates, LLC
Address:   10 South LaSalle Street, Suite 3250
           Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Faris F. Chesley
Title: Manager
Phone: 312/873-1260

Signature, Place, and Date of Signing:


/s/ Faris F. Chesley               Chicago, Illinois    April 24, 2007
--------------------------------   -----------------    --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        144

Form 13F Information Table Value Total:     396500
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

FORM 13F

     31-Mar-07

          COLUMN 1              COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                Title of                  Value    Shares/  Sh/  Put/  Invstmt     Other      Voting Authority
        Name of Issuer            Class      CUSIP      [X$1000]   Prn Amt  Prn  Call  Dscretn   Managers   Sole   Shared   None
---------------------------------------------------------------------------------------------------------------------------------
3M Company                      COM       88579y101         5335     69797  SH         Sole                 61991            7776
AON Corp                        COM       037389103          138      3640  SH         Sole                  2340            1300
AT&T Inc. - (New)               COM       00206R102         1341     34010  SH         Sole                 21848           12162
Abbott Labs                     COM       002824100         1287     23058  SH         Sole                 15388            7670
Accenture, Ltd.                 COM       G1150G111         2711     70330  SH         Sole                 65030            5300
Adobe Systems Inc.              COM       00724F101         3053     73218  SH         Sole                 67790            5378
Advance Auto Parts, Inc.        COM       00751Y106          591     15325  SH         Sole                 11925            3400
Alcon Inc.                      COM       h01301102          264      2000  SH         Sole                   500            1500
Altera Corp                     COM       021441100          433     21678  SH         Sole                 21678
Altria Group Inc.               COM       02209s103          552      6281  SH         Sole                  5981             300
American Express                COM       025816109          598     10611  SH         Sole                 10011             600
American International Group    COM       026874107         8757    130278  SH         Sole                 26953          103325
Amgen, Inc.                     COM       031162100         3645     65235  SH         Sole                 56430            8775
Amphenol Corporation            COM       032095101        10552    163415  SH         Sole                 57630          105785
Anadarko Petroleum              COM       032511107          293      6824  SH         Sole                   924            5900
Apache Corp                     COM       037411105          811     11475  SH         Sole                 10525             950
Apple, Inc.                     COM       037833100         3119     33570  SH         Sole                 31440            2100
Autodesk, Inc.                  COM       052769106         3349     89077  SH         Sole                 81627            7450
Automatic Data Processing       COM       053015103         4680     96690  SH         Sole                  8640           88050
BP PLC ADR United Kingdom       COM       055622104         6521    100707  SH         Sole                 22176           78531
Bank of America Corporation     COM       060505104        10154    199013  SH         Sole                 44621          154357
Bank of Hawaii Corporation      COM       062540109          394      7424  SH         Sole                                  7424
Becton Dickinson & Company      COM       075887109          323      4200  SH         Sole                  4200
Bed Bath & Beyond, Inc.         COM       075896100         8007    199320  SH         Sole                 74420          124900
Bristol Meyers Squibb Co        COM       110122108         1002     36100  SH         Sole                 25010           11090
Capital One Financial Corp      COM       14040H105          223      2950  SH         Sole                  2950
Caterpillar Inc.                COM       149123101          295      4400  SH         Sole                  3200            1200
Chevron Corp                    COM       166764100         4991     67488  SH         Sole                 39616           27872
Cisco Systems                   COM       17275R102         2355     92248  SH         Sole                 74123           18125
Citigroup Inc.                  COM       172967101         1774     34547  SH         Sole                 25910            8637
Coca-Cola Co                    COM       191216100         1034     21545  SH         Sole                 11870            9675
Cognizant Technology Solutions  COM       192446102         5807     65790  SH         Sole                 56860            8900
Cognos, Inc.                    COM       19244c109         1130     28700  SH         Sole                 25250            3450
Colgate Palmolive Company       COM       194162103          349      5230  SH         Sole                  5005             225
Consolidated-Tomoka Land Co.    COM       210226106          363      4809  SH         Sole                                  4809
Covance, Inc.                   COM       222816100         7079    119290  SH         Sole                 38610           80650
Crane Co.                       COM       224399105          819     20250  SH         Sole                 20250
Danaher Corp                    COM       235851102         7578    106065  SH         Sole                 43310           62725
Devon Energy Corporation        COM       25179m103         3106     44870  SH         Sole                 11870           33000
Dow Chemical Corporation        COM       260543103          350      7638  SH         Sole                  3138            4500
Duke Energy Corp                COM       264399106          203     10000  SH         Sole                  9000            1000
E I DuPont De Nemours & Co      COM       263534109          682     13804  SH         Sole                 13804

EMC Corporation                 COM       268648102          593     42850  SH         Sole                  22850           20000
Ecolab Inc.                     COM       278865100         1821     42345  SH         Sole                  33920            8425
Emerson Electric                COM       291011104         1026     23800  SH         Sole                 19000            4800
Express Scripts Inc Cl A        COM       302182100        11147    138098  SH         Sole                 65418           72655
Exxon Mobil Corp                COM       30231g102        12019    159301  SH         Sole                 54313          104988
FPL Group Inc.                  COM       302571104          355      5800  SH         Sole                  3000            2800
FedEx Corp                      COM       31428x106         7723     71888  SH         Sole                 20763           51105
Fiserv Inc.                     COM       337738108          326      6137  SH         Sole                  6137
Gallaher Group PLC Sponsored A  COM       363595109          214      2400  SH         Sole                  2400
Gateway 2000                    COM       367626108           33     15000  SH         Sole                                 15000
Genentech Inc.                  COM       368710406         5818     70850  SH         Sole                 28825           42000
General Electric Co.            COM       369604103        12557    355119  SH         Sole                173076          182043
General Mills Inc.              COM       370334104          556      9542  SH         Sole                  9542
Genzyme Corp General            COM       372917104          399      6640  SH         Sole                  5240            1400
Goldman Sachs Group, Inc.       COM       38141G104         4832     23385  SH         Sole                 20750            2625
Grainger WW Inc                 COM       384802104          352      4555  SH         Sole                  2855            1700
Harley Davidson Inc.            COM       412822108         1067     18156  SH         Sole                 14456            3700
Hess Corporation                COM       42809H107          315      5676  SH         Sole                  5676
Hewlett-Packard Company         COM       428236103         5810    144749  SH         Sole                  9949          134800
Home Depot Inc.                 COM       437076102          653     17785  SH         Sole                 16625            1160
Honeywell International         COM       438516106         4407     95680  SH         Sole                  3100           92580
Hormel Foods Corp               COM       440452100          260      7000  SH         Sole                                  7000
Illinois Tool Works, Inc.       COM       452308109         3977     77072  SH         Sole                 67972            9050
Intel Corporation               COM       458140100          402     21033  SH         Sole                 17633            3400
International Business Machine  COM       459200101          785      8326  SH         Sole                  5628            2698
Intuititve Surgical, Inc.       COM       46120e602          560      4610  SH         Sole                   160            4450
JPMorgan Chase & Co.            COM       46625h100         9278    191774  SH         Sole                 33567          158157
Jacobs Engineering              COM       469814107         4067     87182  SH         Sole                 81682            5500
Johnson & Johnson               COM       478160104        10947    181668  SH         Sole                 95087           86551
Johnson Controls, Inc.          COM       478366107         4619     48813  SH         Sole                 41613            7200
Kimberly Clark Corporation      COM       494368103          637      9300  SH         Sole                  5200            4100
L-3 Communications Holdings, I  COM       502424104         1161     13270  SH         Sole                 12420             850
Linear Technology Corp          COM       535678106          328     10380  SH         Sole                 10380
Lowes Companies Inc.            COM       548661107         1483     47080  SH         Sole                 39400            7680
Marsh & McLennan Companies, In  COM       571748102          208      7100  SH         Sole                  7100
McDonalds Corporation           COM       580135101         1164     25827  SH         Sole                 25154             673
Medtronic Inc.                  COM       585055106         2612     53240  SH         Sole                 46940            6250
Merck & Co., Inc.               COM       589331107          703     15912  SH         Sole                 15912
Microsoft Corporation           COM       594918104         2499     89684  SH         Sole                 62510           27174
National Fuel Gas Co            COM       636180101          562     13000  SH         Sole                                 13000
Nestle SA-Sponsored ADR         COM       641069406          204      2100  SH         Sole                                  2100
Northern Trust Company          COM       665859104         2303     38286  SH         Sole                 27936           10350
Novartis AG ADR                 COM       66987v109         7937    145295  SH         Sole                 59790           85475
O.T. Mining Corporation         COM       671061109           72     30000  SH         Sole                                 30000
Omnicom Group                   COM       681919106         1693     16535  SH         Sole                 13270            3265
Paychex Inc.                    COM       704326107          423     11172  SH         Sole                 10607             565
Pepsico Inc.                    COM       713448108         2431     38245  SH         Sole                 24820           13425
Pfizer, Inc                     COM       717081103         4527    179215  SH         Sole                131284           47931
Pharmaceutical Product Develop  COM       717124101          492     14600  SH         Sole                  5600            9000
PrivateBancorp, Inc.            COM       742962103          989     27050  SH         Sole                 12500           14550
Procter & Gamble Company        COM       742718109        12939    204855  SH         Sole                 98355          106465
Psychiatric Solutions, Inc.     COM       74439H108         2912     72250  SH         Sole                  1000           71250
Qualcomm Inc.                   COM       747525103         5736    134450  SH         Sole                 31825          102625
Raytheon Co                     COM       755111507          255      4852  SH         Sole                  4852

Royal Dutch Shell PLC ADR CL A  COM       780259206          691     10421  SH         Sole                  4621            5800
SRA International, Inc.         COM       78464R105          305     12500  SH         Sole                  9000            3500
Sara Lee Corp                   COM       803111103          622     36736  SH         Sole                 18711           18025
Schlumberger Ltd                COM       806857108         1074     15538  SH         Sole                 13338            2200
Sprint Nextel Corporation       COM       852061100          287     15139  SH         Sole                  5519            9620
St. Jude Medical                COM       790849103         1467     39000  SH         Sole                 34350            4650
Starbucks Corp                  COM       855244109         5172    164911  SH         Sole                152081           12760
State Street Corporation        COM       857477103          787     12150  SH         Sole                 10000            2150
Stericycle Inc.                 COM       858912108         4576     56145  SH         Sole                 50840            5275
Stryker Corporation             COM       863667101         6083     91725  SH         Sole                 14840           76885
Suntrust Banks Inc              COM       867914103          303      3650  SH         Sole                   350            3300
Sysco Corp                      COM       871829107         4701    138970  SH         Sole                 96528           42442
T Rowe & Associates             COM       74144T108         1776     37640  SH         Sole                 32240            5400
Target Corporation              COM       87612e106         1745     29450  SH         Sole                 24025            5425
Teva Pharmaceutical Industries  COM       881624209         1589     42450  SH         Sole                 33825            8625
Texas Instruments Inc.          COM       882508104         7914    262940  SH         Sole                 95350          167530
Thermo Fisher Scientific, Inc.  COM       883556102        12281    262690  SH         Sole                 62840          199850
Toyota Motor Corp               COM       892331307         1969     15360  SH         Sole                 14260            1100
Transocean Inc.                 COM       G90078109          376      4605  SH         Sole                  3805             800
UTi Worldwide, Inc.             COM       G87210103         2171     88330  SH         Sole                 77655           10675
United Technologies Corp        COM       913017109          306      4710  SH         Sole                  3310            1400
UnitedHealth Group, Inc.        COM       91324p102          783     14775  SH         Sole                 11675            3100
Verizon Communications          COM       92343V104          526     13869  SH         Sole                  8201            5668
Videorec Technologies-Private   COM       926990656            0     18438  SH         Sole                                 18438
Wachovia Corp                   COM       929903102          622     11300  SH         Sole                  7000            4300
Wal Mart Stores, Inc.           COM       931142103          442      9415  SH         Sole                  8900             515
Walgreen Co                     COM       931422109        13759    299826  SH         Sole                 90740          209046
WellPoint, Inc.                 COM       94973V107          255      3150  SH         Sole                  2200             950
Wells Fargo & Co.-New           COM       949746101        12152    352960  SH         Sole                140650          212250
William Wrigley Jr Co           COM       982526105          240      4715  SH         Sole                                  4715
Wyeth                           COM       983024100          658     13161  SH         Sole                 12161            1000
Zimmer Holdings, Inc.           COM       98956P102         1925     22540  SH         Sole                 15240            7300
Midcap SPDR Trust Series 1      ETF       595635103          461      2984  SH         Sole                  2434             550
SPDR Trust, Series 1            ETF       78462f103         2416     17015  SH         Sole                 12915            4100
iShares Lehman Aggregate Bond   ETF       464287226          509      5081  SH         Sole                  4081            1000
iShares Lehman US Treasury INF  ETF       464287176         1049     10385  SH         Sole                  5135            5250
iShares MSCI Emerging Mkt       ETF       464287234         3350     28752  SH         Sole                 10937           17815
iShares MSCI Japan Index Fund   ETF       464286848          233     16000  SH         Sole                  8500            7500
iShares Russell Midcap Index F  ETF       464287499          410      3933  SH         Sole                  3933
iShares S&P 500 Index Fund      ETF       464287200          242      1697  SH         Sole                  1447             250
iShares S&P Smallcap 600 Index  ETF       464287804         1922     28308  SH         Sole                 21498            6810
iShares Tr Lehman 1-3 Year      ETF       464287457          300      3729  SH         Sole                  2929             800
iShares Trust MSCI EAFE Index   ETF       464287465        13140    172304  SH         Sole                107927           64377
iShares Trust S&P MidCap 400 I  ETF       464287507         2965     35046  SH         Sole                 31180            3866
Barclays Bank PLC Pfd.          PFD       06739f390         1843     69400  SH         Sole                 42500           26900
HSBC Holdings PLC Series A      PFD       404280604          606     24000  SH         Sole                                 24000
Royal Bk Scotland Group Plc 6.  PFD       780097796         1685     65400  SH         Sole                  9000           56400
Plains All Amer Pipeline L.P.             726503105          576     10000  SH         Sole                 10000
REPORT SUMMARY                       144  DATA RECORDS    396500             0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED